17. Borrowings and financing	12 Months Ended
Dec. 31, 2017
Borrowings And Financing
Borrowings and financing
17.1.	Debt breakdown
	Weighted average rate	2017	2016
Debentures and Certificate of Agribusiness Receivables (note 17.4)	99.84% of CDI (i)	3,015	2,472
		3,015	2,472

Borrowings and financing
Local currency
BNDES	3.88% per year	45	51
Working capital	104.80% of CDI (i)	285	1,302
Working capital	TR (ii) + 9.80% per year	125	135
Finance lease (note 22)		195	215
Swap contracts (note 17.7)	101.40% of CDI (i)	(19)	(10)
Borrowing cost		(4)	(6)
		627	1,687
Foreign currency (note 17.5)
Working capital	USD + 2.57% per year	664	1,361
Working capital	EURO + 1.99% per year	200	172
Swap contracts (note 17.7)	103.53% of CDI (i)	55	177
Borrowing cost		(1)	-
		918	1,710
Total		4,560	5,869

Noncurrent assets		28	-
Current liabilities		1,251	2,957
Noncurrent liabilities		3,337	2,912

(i)	CDI: Certificate of Interbank Deposit
(ii)	TR: Referential rate

17.2.	Changes in borrowings
At December 31, 2015	7,978
Additions - working capital	8,082
Additions - finance lease	100
Accrued interest	862
Accrued swap	920
Mark-to-market	(22)
Monetary and exchange rate changes	(635)
Borrowing cost	4
Interest paid	(624)
Payments	(6,876)
Swap paid	19
Liabilities related to assets held for sale (note 32)	(3,939)
At December 31, 2016	5,869
Additions - working capital	7,789
Additions - finance lease	41
Accrued interest	748
Accrued swap	114
Mark-to-market	12
Monetary and exchange rate changes	22
Borrowing cost	9
Interest paid	(1,131)
Payments	(8,336)
Swap paid	(318)
Liabilities related to assets held for sale (note 32)	(259)
At December 31, 2017	4,560

17.3.	Maturity schedule of borrowings and financing recorded in noncurrent liabilities
Year

From 1 to 2 years	1,892
From 2 to 3 years	1,298
From 3 to 4 years	40
From 4 to 5 years	24
After 5 years	66
Subtotal	3,320

Borrowing costs	(11)
Total	3,309
17.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables

				Date
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Annual financial charges	Unit price (in reais)	2017	2016

12th Issue of Debentures – CBD	No preference	900	900,000	09/17/14	09/12/19	107.00% of CDI	1,023	921	939
13th Issue of Debentures – CBD and CRA	No preference	1,012	1,012,500	12/20/16	12/20/19	97.50% of CDI	1,001	1,014	1,017
14th Issue of Debentures – CBD and CRA	No preference	1,080	1,080,000	04/17/17	04/13/20	96.00% of CDI	1,015	1,096	-
2nd Issue of Promissory Note – CBD	No preference	500	200,000	08/01/16	01/30/17	108.00% of CDI	-	-	530
Borrowing cost								(16)	(14)
Total current and noncurrent								3,015	2,472
Current liabilities								481	568
Noncurrent liabilities								2,534	1,904

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

The amortization occurs in (i) annual installments starting in the 4th year of issuance (12th issue of CBD) semi-annually interest payments: (ii) payment exclusively at the maturity date with semi-annually interest payment remuneration (13th and 14th issue of CBD).

The 12th, 13th and 14th issues are entitled to early redemption, at any time, in accordance with the conditions established in the issuance agreement.

On August 1st, 2016, CBD performed the 2nd issuance of commercial promissory notes of the Company, issuing 200 promissory notes with unitary value of R$2.50 amounting to R$500. The net amount obtained was fully used to strengthen the working capital.

On December 20, 2016 CBD performed the 13th issuance of simple debentures, non-convertible into shares, unsecured, in a single serie, which was placed privately with Ares Serviços Imobiliários Ltda., which was later assigned and transferred to Ápice Securitizadora S.A., that acquired the Debentures and the Agribusiness Credit Rights with the purpose to bind with the 2nd series of the 1st issuance of Certificate of Agribusiness Receivables (CRA). The resources were used exclusively for purchasing agribusiness products, such as fruits, vegetables, dairy, and animal’s protein in natura directly from rural producers and cooperatives.

The total amount of the issuance was R$ 1,013 with interest at 97.5% of the average CDI rate, payable semi-annually. Principal will be paid at the maturity date on December 20, 2019.

On April 17, 2017, CBD performed the 14th issuance of simple debentures, non-convertible into shares, unsecured, in a single serie, which was placed privately with Ares Serviços Imobiliários Ltda., which was later assigned and transferred to Ápice Securitizadora S.A., that acquired the Debentures and the Agribusiness Credit Rights with the purpose to bind with the 7th series of the 1st issuance of Certificate of Agribusiness Receivables (CRA). The resources were used exclusively for purchasing agribusiness products, such as fruits, vegetables, dairy, and animal’s protein in natura directly from rural producers and cooperatives.

The amount of the issuance was R$ 1,080, maturing on April 13, 2020, with interest of 96% of the CDI to be semi-annually paid.

17.5.	Borrowings in foreign currencies

On December 31, 2017 GPA had loans in foreign currencies (US dollar and euro) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments, being the last due date in September, 2020.

17.6.	Guarantees

The Company has signed promissory notes for some loan contracts.

17.7.	Swap contracts

The Company uses swap transactions for 100% of its borrowings denominated in US dollars, euros and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate of CDI in 2017 was 9.93% (14.00% in 2016 and 13.24% in 2015).

17.8.	Credit facilities

The Company entered into credit facility agreements, in the amount of R$1,150. These agreements are under market conditions and effective for 2018.

17.9.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies, GPA is required to maintain certain debt financial covenants. These ratios are quarterly calculated based on consolidated financial statements of the Company prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade accounts receivable) should not exceed the amount of equity and (ii) net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2017, GPA was in compliance with these convenants.